UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07853
                                                     ---------

                         Kalmar Pooled Investment Trust
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
           ----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-463-6670
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.





    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                                   SCHEDULE OF INVESTMENTS (UNAUDITED)
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2007


                                                       SHARES       VALUE
                                                      --------   ------------
COMMON STOCK -- 99.6%

COMMERCIAL SERVICES -- 15.2%

   ADVERTISING/MARKETING SERVICES -- 1.2%
   ValueClick, Inc.*                                   203,570   $  4,572,182
                                                                 ------------

   ENGINEERING/CONSTRUCTION -- 3.0%
   Chicago Bridge & Iron Co. N.V.                      267,430     11,515,536
                                                                 ------------

   ENVIRONMENTAL SERVICES -- 1.3%
   Tetra Tech, Inc.*                                   248,240      5,242,829
                                                                 ------------

   FOOD DISTRIBUTORS -- 1.6%
   Performance Food Group Co.*                         213,025      6,418,443
                                                                 ------------

   MEDICAL DISTRIBUTORS -- 1.2%
   PSS World Medical, Inc.*                            250,320      4,788,622
                                                                 ------------

   MISCELLANEOUS COMMERCIAL SERVICES -- 3.0%
   Concur Technologies, Inc.*                           85,550      2,696,536
   Corrections Corporation of America*                 229,614      6,008,998
   Global Traffic Network, Inc.*                        69,930        524,475
   SkillSoft PLC ADR*                                  259,490      2,332,815
                                                                 ------------
                                                                   11,562,824
                                                                 ------------

   PERSONNEL SERVICES -- 0.9%
   MPS Group, Inc.*                                    324,370      3,616,725
                                                                 ------------

   WHOLESALE DISTRIBUTOR -- 3.0%
   MSC Industrial Direct Co., Inc. (A Shares)          229,715     11,621,282
                                                                 ------------

   TOTAL COMMERCIAL SERVICES                                       59,338,443
                                                                 ------------

COMMUNICATIONS -- 0.7%

   SPECIALTY COMMUNICATIONS -- 0.7%
   Cbeyond Communications, Inc.*                        68,120      2,778,615
                                                                 ------------
   TOTAL COMMUNICATIONS                                             2,778,615
                                                                 ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                       SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2007


                                                       SHARES       VALUE
                                                      --------   ------------

CONSUMER DURABLES -- 0.5%

   AUTOMOTIVE AFTERMARKET -- 0.5%
   LKQ Corp.*                                           59,810   $  2,081,986
                                                                 ------------
   TOTAL CONSUMER DURABLES                                          2,081,986
                                                                 ------------

CONSUMER NON-DURABLES -- 4.3%

   APPAREL/FOOTWEAR -- 0.5%
   Carter's, Inc.*                                      99,380      1,982,631
                                                                 ------------

   BEVERAGES -- 1.8%
   Central European Distribution Corp.*                142,925      6,847,537
                                                                 ------------

   FOOD: SPECIALTY/CANDY -- 0.7%
   SunOpta, Inc.*                                      195,850      2,837,866
                                                                 ------------

   HOUSEHOLD/PERSONAL CARE -- 1.3%
   Elizabeth Arden, Inc.*                              188,125      5,071,850
                                                                 ------------
   TOTAL CONSUMER NON-DURABLES                                     16,739,884
                                                                 ------------

CONSUMER SERVICES -- 7.1%

   OTHER CONSUMER SERVICES -- 6.5%
   DeVry, Inc.                                         285,455     10,564,689
   HealthExtras, Inc.*                                 200,310      5,574,627
   Life Time Fitness, Inc.*                            154,555      9,480,404
                                                                 ------------
                                                                   25,619,720
                                                                 ------------

   RESTAURANTS -- 0.6%
   BJ's Restaurants, Inc.*                             105,975      2,230,774
                                                                 ------------
   TOTAL CONSUMER SERVICES                                         27,850,494
                                                                 ------------

ELECTRONIC TECHNOLOGY -- 12.4%

   COMPUTER COMMUNICATIONS -- 2.0%
   Avocent Corp.*                                      215,391      6,272,186
   Ixia*                                               182,600      1,592,272
                                                                 ------------
                                                                    7,864,458
                                                                 ------------

   ELECTRONIC COMPONENTS -- 1.4%
   Benchmark Electronics, Inc.*                        233,135      5,564,932
                                                                 ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                       SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2007

                                                       SHARES       VALUE
                                                      --------   ------------

   ELECTRONIC PRODUCTION EQUIPMENT -- 4.8%
   ATMI, Inc.*                                         247,340   $  7,358,365
   FEI Co.*                                            165,760      5,209,837
   Tessera Technologies, Inc.*                         163,695      6,138,562
                                                                 ------------
                                                                   18,706,764
                                                                 ------------

   SEMICONDUCTORS -- 2.1%
   Diodes, Inc.*                                        93,405      2,998,301
   Microsemi Corp.                                     179,250      4,997,490
                                                                 ------------
                                                                    7,995,791
                                                                 ------------

   TELECOMMUNICATIONS EQUIPMENT -- 2.1%
   NICE-Systems Ltd.*ADR                                78,030      2,796,595
   Occam Networks, Inc.*                               134,800      1,283,296
   Polycom, Inc.*                                      105,215      2,826,075
   Symmetricom, Inc.*                                  250,420      1,176,974
                                                                 ------------
                                                                    8,082,940
                                                                 ------------
   TOTAL ELECTRONIC TECHNOLOGY                                     48,214,885
                                                                 ------------

ENERGY -- 10.8%

   CONTRACT DRILLING -- 1.1%
   Atwood Oceanics, Inc.*                               54,970      4,208,503
                                                                 ------------

   OIL & GAS PRODUCTION -- 8.0%
   Delta Petroleum Corp.*                              229,505      4,119,615
   GMX Resources, Inc.*                                125,520      4,037,978
   Niko Resources, Ltd. (Canadian)                      91,375      8,942,557
   Parallel Petroleum Corp.*                           248,750      4,226,263
   Ultra Petroleum Corp.*                              161,135      9,996,815
                                                                 ------------
                                                                   31,323,228
                                                                 ------------

   OILFIELD SERVICES/EQUIPMENT -- 1.7%
   Core Laboratories N.V.*                              52,365      6,670,777
                                                                 ------------
   TOTAL ENERGY                                                    42,202,508
                                                                 ------------

FINANCE -- 3.8%

   FINANCE/RENTAL/LEASING -- 2.2%
   Aaron Rents, Inc.                                    60,475      1,348,593
   Mobile Mini, Inc.*                                  253,320      6,120,211
   Williams Scotsman International, Inc.*               36,335      1,006,843
                                                                 ------------
                                                                    8,475,647
                                                                 ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                       SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2007

                                                       SHARES       VALUE
                                                      --------   ------------

   FINANCIAL CONGLOMERATES -- 0.6%
   National Financial Partners Corp.                    43,580   $  2,308,868
                                                                 ------------

   INSURANCE BROKERS/SERVICES -- 1.0%
   ChoicePoint, Inc.*                                  101,911      3,864,465
                                                                 ------------
   TOTAL FINANCE                                                   14,648,980
                                                                 ------------

HEALTHCARE -- 19.3%

   BIOTECHNOLOGY -- 2.7%
   Lifecell Corp.*                                     171,920      6,459,034
   Martek Biosciences Corp.*                           148,330      4,306,020
                                                                 ------------
                                                                   10,765,054
                                                                 ------------

   HOSPITAL/NURSING MANAGEMENT -- 0.5%
   Sunrise Senior Living, Inc.*                         53,020      1,875,317
                                                                 ------------

   MEDICAL SPECIALTIES -- 8.3%
   Analogic Corp.                                      103,430      6,594,697
   ResMed, Inc.*                                       136,950      5,871,046
   Respironics, Inc.*                                  203,535      9,775,786
   SonoSite, Inc.*                                     110,180      3,362,694
   The Cooper Companies, Inc.                          128,990      6,761,656
                                                                 ------------
                                                                   32,365,879
                                                                 ------------

   MEDICAL/NURSING SERVICES -- 1.8%
   Healthways, Inc.*                                   129,180      6,971,845
                                                                 ------------

   SERVICES TO THE HEALTH INDUSTRY -- 6.0%
   Advisory Board Co. (The)*                            75,880      4,436,704
   Covance, Inc.*                                      109,465      8,527,324
   Healthcare Services Group, Inc.                     168,360      3,412,657
   Inventiv Health, Inc.*                              157,960      6,921,807
                                                                 ------------
                                                                   23,298,492
                                                                 ------------
   TOTAL HEALTHCARE                                                75,276,587
                                                                 ------------

MATERIALS & PROCESSING -- 2.3%

   CHEMICALS: SPECIALTY -- 1.6%
   Albemarle Corp.                                     137,490      6,077,058
                                                                 ------------

   INDUSTRIAL SPECIALTIES -- 0.7%
   Polypore International, Inc.*                       197,680      2,779,381
                                                                 ------------
   TOTAL MATERIALS & PROCESSING                                     8,856,439
                                                                 ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                       SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2007

                                                       SHARES       VALUE
                                                      --------   ------------

PRODUCER MANUFACTURING -- 3.6%

   BUILDING PRODUCTS -- 0.6%
   NCI Building Systems, Inc.*                          50,610   $  2,186,858
                                                                 ------------

   INDUSTRIAL MACHINERY -- 2.0%
   Kennametal, Inc.                                     94,610      7,945,348
                                                                 ------------

   MISCELLANEOUS MANUFACTURING -- 1.0%
   Carlisle Companies, Inc.                             82,670      4,017,762
                                                                 ------------
   TOTAL PRODUCER MANUFACTURING                                    14,149,968
                                                                 ------------

RETAIL TRADE -- 9.3%

   CATALOG/SPECIALTY DISTRIBUTION -- 2.7%
   Coldwater Creek, Inc.*                              181,042      1,966,116
   Insight Enterprises, Inc.*                          334,122      8,623,689
                                                                 ------------
                                                                   10,589,805
                                                                 ------------

   DISCOUNT STORES -- 0.4%
   Fred's, Inc.                                        133,276      1,403,396
                                                                 ------------

   DRUG & GROCERY STORE CHAINS -- 0.8%
   Longs Drug Stores Corp.                              59,110      2,935,994
                                                                 ------------

   FOOD-RETAIL -- 0.3%
   Susser Holdings Corp.*                               64,590      1,372,537
                                                                 ------------

   INTERNET RETAIL -- 2.6%
   1-800-FLOWERS.COM, Inc. (A Shares)*                 230,920      2,676,363
   GameStop Corp. (A Shares)*                          132,400      7,460,740
                                                                 ------------
                                                                   10,137,103
                                                                 ------------

   SPECIALTY STORES -- 2.5%
   O'Reilly Automotive, Inc.*                          100,690      3,364,053
   Tractor Supply Co.*                                 136,925      6,310,873
                                                                 ------------
                                                                    9,674,926
                                                                 ------------
   TOTAL RETAIL TRADE                                              36,113,761
                                                                 ------------

TECHNOLOGY SERVICES -- 8.1%

   DATA PROCESSING SERVICES -- 0.6%
   Cybersource Corp.                                   204,520      2,390,839
                                                                 ------------
                                       5

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                       SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2007

                                                       SHARES       VALUE
                                                      --------   ------------

   INTERNET SOFTWARE/SERVICES -- 4.3%
   DealerTrack Holdings, Inc.*                         110,150   $  4,613,082
   Internap Network Services Corp.*                    137,430      1,947,383
   Online Resources Corp.*                             130,900      1,654,576
   Progress Software Corp.*                            166,950      5,058,585
   RightNow Technologies, Inc.*                        209,075      3,364,017
                                                                 ------------
                                                                   16,637,643
                                                                 ------------

   PACKAGED SOFTWARE -- 3.2%
   ACI Worldwide, Inc.*                                111,780      2,498,283
   Ansys, Inc.*                                        156,840      5,359,223
   DivX, Inc.*                                          67,810      1,008,335
   OPNET Technologies, Inc.*                           112,145      1,300,882
   Phase Forward, Inc.*                                124,170      2,484,641
                                                                 ------------
                                                                   12,651,364
                                                                 ------------
   TOTAL TECHNOLOGY SERVICES                                       31,679,846
                                                                 ------------

TRANSPORTATION -- 1.8%

   AIR FREIGHT/COURIERS -- 0.9%
   UTI Worldwide, Inc.                                 140,580      3,230,529
                                                                 ------------

   MARINE SHIPPING -- 0.9%
   Tidewater, Inc.                                      57,155      3,591,620
                                                                 ------------
   TOTAL TRANSPORTATION                                             6,822,149
                                                                 ------------

UTILITIES -- 0.4%

   GAS DISTRIBUTORS -- 0.4%
   Clean Energy Fuels Corp.*                           113,740      1,722,024
                                                                 ------------
   TOTAL UTILITIES                                                  1,722,024
                                                                 ------------
   TOTAL COMMON STOCK (COST $256,381,402)                         388,476,569
                                                                 ------------

   TOTAL INVESTMENTS (Cost $256,381,402)** -- 99.6%               388,476,569

   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                    1,461,383
                                                                 ------------

   NET ASSETS -- 100.0%                                          $389,937,952
                                                                 ============

ADR  American Depository Receipt
*    Non-income producing security

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                       SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2007

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                         $256,381,402
                                           ------------

    Gross unrealized appreciation          $138,503,365
    Gross unrealized depreciation            (6,408,198)
                                           ------------
    Net unrealized appreciation            $132,095,167
                                           ============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                       7



ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Kalmar Pooled Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date     November 14, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date     November 14, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date     November 27, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.